Prepayments and Other Assets, net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepayments and Other Assets, net
Advance to suppliers	$ 7,251	$ 5,587
VAT recoverable	4,125	1,275
Loans receivable	1,500
Interest receivable	1,103	1,927
Receivables from third party payment platforms	939	597
Rental deposits	334	532
Prepayment for share repurchase		315
Others	962	854
Less: allowance for credit losses	(35)	(34)
Total prepayments and other current assets, net	16,179	11,053
Other non-current assets
Rental deposits	687	889
Less: allowance for credit losses	(9)	(12)
Total other non-current assets, net	$ 678	$ 877